12. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in valuation allowance	$ 758,000	$ 25,700
Canada Revenue Agency [Member]
Operating loss carry-forwards	$ 2,500,000
Operating loss carry-forwards beginning expiration year	Dec. 31, 2014
Canadian oil and gas dedication pools	$ 6,800,000